Premises and Equipment, Net (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 35,777,374	$ 33,708,822
Less Accumulated Depreciation		(17,544,148)	(16,465,432)
Total Premises And Equipment, Net		18,233,226	17,243,390
Depreciation Expense	1,055,662	1,214,912	1,243,839
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		6,729,097	5,471,503
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		17,796,209	17,635,363
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		11,068,028	10,395,793
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 184,040	$ 206,163